Commitments and Contingencies (Details) In Millions, unless otherwise specified	9 Months Ended			9 Months Ended																	9 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2011 Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Revolving Credit Facility [Member] USD ($)	Sep. 30, 2011 Rated Bonds [Member] USD ($)	Sep. 30, 2011 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Sep. 30, 2011 Mandatory Convertible Bonds [Member] USD ($)	Sep. 30, 2011 Ten Year Unsecured Notes [Member] USD ($)	Sep. 30, 2011 Thirty Year Unsecured Notes [Member] USD ($)	Sep. 30, 2011 South Africa [Member] USD ($)	Sep. 30, 2011 Brazil [Member] USD ($)	Sep. 30, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Sep. 30, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Sep. 30, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Sep. 30, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Sep. 30, 2011 Ghana [Member] USD ($)	Sep. 30, 2011 Ashanti Treasury Services Limited [Member] USD ($)	Sep. 30, 2011 Geita Management Company Limited [Member] USD ($)	Sep. 30, 2011 Boddington Gold Mine [Member] USD ($)	Sep. 30, 2011 Tau Lekoa Gold Mine [Member] USD ($) Oz	Sep. 30, 2011 Tau Lekoa Gold Mine [Member]	Sep. 30, 2011 Geita Management Company Limited [Member] USD ($)	Sep. 30, 2011 Oro Group [Member] USD ($)	Sep. 30, 2011 Oro Group [Member] ZAR	Sep. 30, 2011 Anglo Gold Ashanti United States Of America [Member] USD ($)	Sep. 30, 2011 Anglo Gold Ashanti [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 286
Authorized by the directors but not yet contracted for	1,237
Total Capital Expenditure Commitments	1,523
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees [Total]	2,950
Financial Guarantees [Line Items]
Financial Guarantees Surety																									12
Financial Guarantees Reclamation Bonds																											101
Financial Guarantees Environmental Guarantees																												148
Financial Guarantees Surety Maximum Liability (ZAR)																										100
Gain Contingency [Line Items]
Contingent Assets Royalty																					0	0
Royalties received in cash during nine months ended September 30, 2011	71	2																				3
Total royalties received and receivable to date																					35
Contingent Assets Rate Payable [Dollar Per Ounce]																					600
Contingent Assets Maximum Royalty Cap																					100
Contingent Assets Royalty On Further Production Receivable [Ounces]																						1,500,000	1,500,000
Contingent Assets Maximum Gold Price Before Royalty Entitlement [ZAR Per Kilogram]																						180,000	180,000
Contingent Assets Royalty Payment Rate [Percent]																						3.00%	3.00%
Royalty Revenue Received Collection Period (number of days)																					forty five days
Vulnerability From Concentrations [Abstract]
Vulnerability From Concentrations Discount Rate [Percent]																								7.82%
Recoverable value added tax due to the Company																								44
Recoverable fuel duties due to the Company																								73
Hedging Guarantees [Line Items]
Hedging Guarantees																			0	0
Hedging Guarantees Gold Delivery	0
Loss Contingency [Line Items]
Contingent Liabilities Ground Water Pollution	0
Contingent Liabilities Deep Groundwater Pollution												0
Contingent Liabilities Gold Deliveries Sales Tax													84	52	32
Contingent Liabilities Other Tax Disputes													35			9	26
Contingent Liabilities Indirect Taxes																		11
Occupational Diseasses in Mines and Works Act ("ODMWA") litigation	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure				0		1,026	742		791
Line Of Credit Facility Maximum Borrowing Capacity	1,000		1,000		1,000
Line Of Credit Facility Revolving Credit Facility Period (Years)				four year
Debt Instrument Face Amount	$ 1,000.0		$ 1,000.0					$ 732.5	$ 789.0	$ 700.0	$ 300.0
Debt Instrument Interest Rate Stated Percentage								3.50%	6.00%	5.375%	6.50%